LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

February 5, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re: Lord Abbett Municipal Income Fund, Inc. (the “Registrant”)

1933 Act File No. 002-88912

1940 Act File No. 811-03942

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 82 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the U.S. Securities and Exchange Commission on January 28, 2019.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2603.

Very truly yours,

/s/ Jessica Figueroa

Jessica Figueroa

Senior Paralegal

Lord, Abbett & Co. LLC